Schedule of components of deferred tax (Details)	Feb. 28, 2025 SGD ($)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 SGD ($)	Feb. 28, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Net operating loss carried forward	$ 1,786,567	$ 1,324,025	$ 1,334,117	$ 1,367,466
Net operating loss carried forward	1,786,567	1,324,025	1,334,117	1,367,466
Net operating loss carried forward	(1,786,567)	(1,324,025)	(1,334,117)	(1,367,466)
Net operating loss carried forward
Net operating loss carried forward